Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

Note 17     Income tax

Amounts in US$ ‘000	2023	2022
Current income tax liabilities	44,269	65,002
	44,269	65,002

Amounts in US$ ‘000	2023	2022	2021
Current income tax charge	(107,740)	(126,269)	(49,291)
Deferred income tax benefit (charge) (Note 18)	4,299	(44,205)	(17,980)
	(103,441)	(170,474)	(67,271)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

Amounts in US$ ‘000	2023	2022	2021
Profit before tax	214,509	394,909	128,398
Tax losses from non-taxable jurisdictions	39,526	53,005	91,351
Taxable profit	254,035	447,914	219,749

Income tax calculated at domestic tax rates applicable to Profit in the respective countries	(123,202)	(157,315)	(71,086)
Tax losses where no deferred income tax benefit is recognized	(6,918)	(2,832)	(7,510)
Effect of currency translation on tax base	36,691	(10,797)	(10,354)
Effect of inflation adjustment for tax purposes	—	—	2,482
Changes in the income tax rate (Note 16)	(8,853)	(3,820)	(1,703)
Write-down of deferred income tax benefits previously recognized (a)	(3,895)	(2,938)	(7,261)
Previously unrecognized tax losses	632	9,067	9,593
Income tax on dividends (b)	(2,595)	(3,038)	—
Fiscal recognition of property, plant and equipment	—	—	8,919
Non-taxable results (c)	4,699	1,199	9,649
Income tax	(103,441)	(170,474)	(67,271)
(a)	Includes write-down of tax losses and other deferred income tax assets in Chile, Brazil and Argentina where there is insufficient evidence of future taxable profits to offset them, in accordance with the expected future cash-flows as of December 31, 2023, 2022 and 2021.
(b)	Includes income tax payable in Spain due to dividends received from subsidiaries.
(c)	Includes non-deductible expenses and non-taxable gains in each jurisdiction.

Under current Bermuda law, the Company is not required to pay any taxes in Bermuda on income or capital gains. The Company has received an undertaking from the Minister of Finance in Bermuda that, in the event of any taxes being imposed, they will be exempt from taxation in Bermuda until March 2035. Income tax rate in Colombia may range from 35% to 50%, depending on the surcharge applicable for each year (see Note 16). Income tax rates in other countries where the Group operates (Ecuador, Brazil and Chile) ranges from 15% to 34%. There are no income tax consequences attached to the payment of dividends by the Group to its shareholders.

The Group has tax losses available which can be utilized against future taxable profit in the following countries:

Amounts in US$ ‘000	2023	2022	2021
Colombia	—	4,837	15,557
Brazil (a)	26,808	26,736	26,781
Chile (a) (c)	313,409	323,929	285,456
Argentina (b)	9,981	24,065	35,773
Spain (a)	6,936	7,205	9,443
Total tax losses as of December 31	357,134	386,772	373,010
(a)	Taxable losses have no expiration date.
(b)	Tax losses accumulated as of December 31, 2023, are: US$ 2,551,000, US$ 939,000, US$ 2,297,000, US$ 927,000 and US$ 3,267,000 expiring in 2024, 2025, 2026, 2027 and 2028, respectively.
(c)	The Chilean business was divested on January 18, 2024 (see Note 36.1), and therefore these tax losses no longer belong to GeoPark from such date.

As of December 31, 2023, deferred income tax assets in respect of tax losses in Chile and Argentina and a portion of tax losses in Brazil have not been recognized as there is insufficient evidence of future taxable profits to offset them.